Public Offering (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Jul. 25, 2012 Unit	Jul. 26, 2012	Mar. 31, 2013
Public Offering [Line Items]
Sale of Stock Price Per Unit	8
Number Of Shares In One Stock Units	1
Number of Warrants In One Stock Units	1
Number Of Shares To Be Issued Upon Exercise Of Warrants	1
Stock Units Issued During Period	5,000,000
Percentage Of Underwriting Discount			3.50%
Unit Purchase Option, Exercise Price			8.8
Payments for Underwriting Expense			$ 1,610,000
Unit Purchase Option Per Unit Price			2.21
Estimated Fair Value of Unit Purchase Option			1,105,719
Fair Value Assumptions, Expected Volatility Rate			35.00%
Fair Value Assumptions, Risk Free Interest Rate			0.27%
Fair Value Assumptions, Expected Term			5 years
Fair Value Assumptions, Expected Term, Simplified Method			Black-Scholes option-pricing model
Public Offering Cost			100
Public Warrant Exercise Terms			The Public Warrants will be redeemable in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days notice after the warrants become exercisable, only in the event that the last sale price of the Ordinary Shares exceeds $10.50 per share for any 20 trading days within a 30-trading day period.
Additional Stock Unit Issued During Period		750,000
Early BirdCapial, Inc [Member]
Public Offering [Line Items]
Issuance of Unit Purchase Option			$ 100
Number of Stock Units Issuable Under Unit Purchase Option			500,000
Underwriters Commissions			$ 860,000
Public Warrants [Member]
Public Offering [Line Items]
Warrant Exercise Period			3 years
Warrant Redemption Price			10.5
Investment Warrants, Exercise Price			$ 7